FIDELITY
CAPITAL & INCOME
FUND

ANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   31  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  35  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  40  The auditors' opinion
ACCOUNTANTS

DISTRIBUTIONS          41

OF SPECIAL NOTE        42

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Distributors Corporation.

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This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. Prior to December 30, 1990, Fidelity Capital & Income Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CAPITAL & INCOME       9.34%        70.43%        222.26%

ML High Yield Master            3.05%        62.93%        186.76%

ML High Yield Master II         3.23%        65.44%        193.83%

High Current Yield Funds        -0.03%       54.12%        155.67%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 269 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CAPITAL & INCOME      9.34%        11.25%        12.41%

ML High Yield Master           3.05%        10.26%        11.11%

ML High Yield Master II        3.23%        10.59%        11.38%

High Current Yield Funds       -0.03%       8.98%         9.77%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Capital & Income            ML High Yield Master II
             00038                       ML012
  1989/04/30      10000.00                    10000.00
  1989/05/31      10179.48                    10188.71
  1989/06/30      10393.84                    10343.85
  1989/07/31      10413.39                    10385.62
  1989/08/31      10412.40                    10434.10
  1989/09/30      10090.27                    10324.00
  1989/10/31       9642.73                    10068.00
  1989/11/30       9663.74                    10083.15
  1989/12/31       9543.86                    10042.25
  1990/01/31       9223.91                     9770.87
  1990/02/28       9057.78                     9623.23
  1990/03/31       9146.82                     9798.14
  1990/04/30       9176.09                     9865.59
  1990/05/31       9370.92                    10030.30
  1990/06/30       9579.84                    10285.01
  1990/07/31       9790.89                    10540.45
  1990/08/31       9555.84                    10058.36
  1990/09/30       9299.99                     9637.73
  1990/10/31       9005.37                     9362.21
  1990/11/30       9125.31                     9460.51
  1990/12/31       9176.77                     9604.25
  1991/01/31       9226.51                     9800.85
  1991/02/28       9689.37                    10651.10
  1991/03/31      10113.62                    11168.59
  1991/04/30      10535.92                    11564.58
  1991/05/31      10572.65                    11609.62
  1991/06/30      10795.45                    11866.10
  1991/07/31      11143.72                    12191.77
  1991/08/31      11294.28                    12469.13
  1991/09/30      11447.56                    12648.82
  1991/10/31      11726.39                    13078.06
  1991/11/30      11794.52                    13215.82
  1991/12/31      11913.21                    13366.34
  1992/01/31      12631.66                    13817.82
  1992/02/29      13165.21                    14163.18
  1992/03/31      13727.26                    14366.39
  1992/04/30      14007.63                    14440.86
  1992/05/31      14176.85                    14646.07
  1992/06/30      14340.09                    14823.21
  1992/07/31      14624.47                    15111.33
  1992/08/31      14771.02                    15303.79
  1992/09/30      14912.89                    15466.03
  1992/10/31      14761.47                    15262.81
  1992/11/30      14901.97                    15500.63
  1992/12/31      15254.79                    15697.94
  1993/01/31      15837.27                    16063.16
  1993/02/28      16166.25                    16350.48
  1993/03/31      16680.09                    16637.41
  1993/04/30      16813.38                    16751.57
  1993/05/31      17150.38                    16955.90
  1993/06/30      17816.83                    17285.88
  1993/07/31      17982.24                    17454.82
  1993/08/31      18129.74                    17619.05
  1993/09/30      18227.19                    17697.26
  1993/10/31      18593.61                    18024.92
  1993/11/30      18792.01                    18128.00
  1993/12/31      19053.83                    18318.62
  1994/01/31      19626.13                    18714.61
  1994/02/28      19616.63                    18584.58
  1994/03/31      19109.57                    17983.94
  1994/04/30      18908.39                    17760.24
  1994/05/31      18885.97                    17721.41
  1994/06/30      18642.88                    17802.41
  1994/07/31      18766.57                    17909.88
  1994/08/31      18768.11                    18051.87
  1994/09/30      18743.94                    18048.28
  1994/10/31      18622.46                    18095.88
  1994/11/30      18292.94                    17940.18
  1994/12/31      18175.36                    18129.20
  1995/01/31      18455.08                    18383.76
  1995/02/28      19199.31                    18973.00
  1995/03/31      19302.25                    19229.39
  1995/04/30      19784.75                    19716.58
  1995/05/31      20142.77                    20335.48
  1995/06/30      20217.44                    20472.20
  1995/07/31      20926.22                    20738.80
  1995/08/31      20992.33                    20847.62
  1995/09/30      21279.76                    21089.90
  1995/10/31      21324.27                    21268.17
  1995/11/30      20953.13                    21478.96
  1995/12/31      21217.86                    21838.83
  1996/01/31      21316.47                    22203.65
  1996/02/29      21722.17                    22271.49
  1996/03/31      21747.83                    22180.45
  1996/04/30      22104.40                    22211.54
  1996/05/31      22268.77                    22371.62
  1996/06/30      22192.66                    22460.76
  1996/07/31      22112.90                    22608.40
  1996/08/31      22425.65                    22884.17
  1996/09/30      23007.66                    23422.07
  1996/10/31      23118.95                    23625.36
  1996/11/30      23426.53                    24094.14
  1996/12/31      23638.27                    24300.14
  1997/01/31      23772.51                    24482.71
  1997/02/28      24248.56                    24859.09
  1997/03/31      23765.16                    24517.15
  1997/04/30      23846.84                    24831.50
  1997/05/31      24603.48                    25354.33
  1997/06/30      25029.21                    25746.18
  1997/07/31      25600.42                    26428.61
  1997/08/31      25757.50                    26396.80
  1997/09/30      26951.51                    26871.64
  1997/10/31      26498.59                    27008.84
  1997/11/30      26654.84                    27249.45
  1997/12/31      27114.12                    27523.86
  1998/01/31      27819.97                    27962.50
  1998/02/28      28404.15                    28075.79
  1998/03/31      29144.13                    28342.46
  1998/04/30      29472.43                    28464.20
  1998/05/31      29392.59                    28635.37
  1998/06/30      29317.95                    28783.25
  1998/07/31      29501.57                    28966.70
  1998/08/31      26619.76                    27504.48
  1998/09/30      26776.57                    27576.08
  1998/10/31      26219.77                    26981.02
  1998/11/30      28411.38                    28387.43
  1998/12/31      28408.16                    28336.56
  1999/01/31      29409.66                    28713.66
  1999/02/28      29135.18                    28523.59
  1999/03/31      30584.17                    28854.93
  1999/04/30      32225.63                    29382.86
IMATRL PRASUN   SHR__CHT 19990430 19990514 091253 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Capital & Income Fund on April 30, 1989. As the chart shows, by April 30, 1999, the value of the investment would have grown to $32,226 - a 222.26% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $29,383 - a 193.83% increase. Beginning with this report, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high-yield bond universe.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED APRIL 30,

                  1999                    1998    1997    1996    1995

Dividend returns  10.19%                  8.50%   8.52%   9.87%   9.01%

Capital returns   -0.85%                  15.09%  -0.64%   1.85%  -4.38%

Total returns     9.34%                   23.59%  7.88%   11.72%  4.63%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           5.70(cents)   48.68(cents)   97.43(cents)

Annualized dividend rate      6.82%         10.24%         9.96%

30-day annualized yield       8.99%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.17 over the past one month, $9.59 over the past six months and $9.78 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

High-yield bond investors
weathered a tumultuous 12 months
for the period ending April 30,
1999. The period opened with a
healthy economy, low inflation and
strong, broad-based demand for
high-yield bonds. Credit spreads -
which reflect the premium that
investors demand for higher
perceived levels of risk versus
Treasury securities - hit historically
low levels in July 1998. This strong
high-yield environment was
short-lived, however, as investors
reacted to economic turmoil
overseas - particularly when
Russia defaulted on its loans and
devalued its currency. A global
flight to quality ensued, and credit
spreads widened to levels not seen
since the high-yield bear market in
1990-
1991. However, by January, lower
interest rates, reports of a
stronger-than-expected domestic
economy, and signs that Asia and
other emerging markets might have
bottomed set the stage for a
sustained rally in the high-yield
market. As the period closed, credit
spreads had narrowed
substantially and high-yield bonds
were outperforming many
fixed-income alternatives. For the
12-month period, the Merrill Lynch
High Yield Master II Index - a
broad measure of the high-yield
market - returned 3.23%.
Meanwhile, the overall U.S. taxable
bond market, as measured by the
Lehman Brothers Aggregate Bond
Index, returned 6.27% for the 12
months ending April 30, 1999.

(photograph of David Glancy)

An interview with David Glancy, Portfolio Manager of Fidelity Capital & Income Fund

Q. DAVID, HOW DID THE FUND PERFORM?

A. For the year that ended April 30, 1999, the fund's total return was 9.34%. That topped the -0.03% performance of the high current yield funds average tracked by Lipper Inc. It also beat the 3.05% return of the Merrill Lynch High Yield Master Index for the same period. In addition, the fund's new benchmark, the Merrill Lynch High Yield Master II Index, returned 3.23%.

Q. WHY DID THE FUND CHANGE ITS BENCHMARK INDEX?

A. The fund changed its benchmark because the Merrill Lynch High Yield Master Index does not include deferred-interest bonds (DIBs) and pay-in-kind securities (PIKs), which have emerged as an important component of the market in recent years. Deferred-interest bonds do not pay cash interest for a set period of the bond's life, typically for three to five years, and therefore sell at a significant discount. At the end of the deferred-interest period the interest accrues and begins to be paid (it is a variation on the zero coupon bond structure). PIKs pay interest in the form of additional bonds or preferred stock. As of March 31, 1999, DIBs and PIKs represented approximately 11% of the fund's new benchmark, the Merrill Lynch High Yield Master II Index.

Q. WHAT HELPED THE FUND OUTPERFORM BOTH ITS PEERS AND THE TWO INDEXES?

A. On balance, the fund's focus on top-performing investments in the telecommunications, satellite and cable television fields helped its performance relative to the fund's peers and the index. These investments included some of the fund's largest positions, such as Nextel and EchoStar, which traded down with the market in the fall of 1998, but recovered more than the overall high-yield market later in the period on the strength of their fundamentals. I continued the fund's focus on these sectors because of my firm conviction that they offered more compelling opportunities than many alternatives in the market. Equities of companies that offer high-yield debt were less than 10% of the fund assets during the period, but remained a focus of the fund. Equity positions in EchoStar and Station Casinos performed extraordinary well.

Q. WHAT FACTORS HELPED THE FUND'S CABLE, SATELLITE AND
TELECOMMUNICATIONS INVESTMENTS PERFORM SO WELL?

A. The satellite and cable companies offered average yields with below-average business risk. The promise of both cable and satellite companies has been corroborated by investments from Microsoft and AT&T, which are trying to take advantage of the conduit these companies provide into an increasing number of households for entertainment, information and communications. On the telecommunications side, deregulation has spurred growth in companies that are seeking to compete with both regional and long-distance telephone companies. Intense merger and acquisition activity also has helped verify the appeal of this sector.

Q. ALTHOUGH THE HIGH-YIELD MARKET REBOUNDED AND HELPED SPUR A RECOVERY IN THE VALUE OF MANY OF THE FUND'S INVESTMENTS, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS . . .

A. I'd point to one small position that is no longer in the fund - Iridium - as a disappointment. This satellite-based wireless communications company did not meet its subscription targets. Other securities that lagged during the period offered buying opportunities. For example, I increased the fund's investments in oil and gas companies - including Nuevo and Chesapeake Energy - because we've seen the prices for those commodities rebound recently.

Q. WHAT'S YOUR OUTLOOK?

A. Although the high-yield market recovered well from its sharp sell-off in the fall, high-yield securities remain relatively cheap. Having said that, my focus is not on trying to figure out the direction of the market. Over time, this market provides ample opportunity to make very profitable loans, and that's where the fund will be focused.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks income and
capital growth by investing
mainly in debt and equity
securities, with an emphasis
on lower-quality debt
securities

FUND NUMBER: 038

TRADING SYMBOL: FAGIX

START DATE: November 1, 1977

SIZE: as of April 30, 1999,
more than $2.5 billion

MANAGER: David Glancy,
since 1996; manager, Spartan
High Income Fund, 1993-
1996; joined Fidelity in
1990

DAVID GLANCY ON
HIGH-YIELD SECURITIES:

"Over time, well-run high-yield
funds offer an attractive
alternative to other investment
options.

"On the risk/return spectrum,
high-yield securities fall between
equities on the one hand and
investment-grade corporates or
Treasury securities on the other.
As their name implies, they
provide more income than
investment-grade or Treasury
alternatives, which, when
compounded over time, can
translate into significantly higher
returns.

"Relative to stocks, high-yield
securities have earned about
two-thirds of the return of the
Russell 2000 Index - which tracks
small-capitalization stocks -
with less than one-third of the
volatility.

"The income component of the
fund returns a steady flow of
dollars to the high-yield investor,
who can then choose to reinvest
them. Of more importance,
high-yield securities offer
investors an opportunity for total
return through capital
appreciation. Of course, as with
any investment, high-yield
securities can decline in value.
However, they offer an investor
looking for both income and
capital growth a very valuable
diversification tool."


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF APRIL
30, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
EQUIVALENTS)                                            THESE HOLDINGS  6 MONTHS AGO

Nextel Communications, Inc.     6.3                      8.4

EchoStar Communications Corp.   4.5                      6.7

Pathmark Stores, Inc.           4.3                      3.8

EchoStar DBS Corp.              4.0                      0.2

CSC Holdings, Inc.              3.2                      3.6

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

MEDIA & LEISURE                 31.5                     31.8

UTILITIES                       28.1                     26.6

FINANCE                         7.4                      5.2

RETAIL & WHOLESALE              5.2                      5.8

ENERGY                          5.2                      5.6

QUALITY DIVERSIFICATION AS OF
APRIL 30, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      0.2                      0.0

Baa                             0.3                      0.0

Ba                              4.1                      5.2

B                               43.7                     43.4

Caa, Ca, C                      14.3                     12.4

Not Rated                       5.8                      5.8


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1999 AND OCTOBER 31, 1998 ACCOUNT FOR 5.8% AND 5.8% RESPECTIVELY, OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999 *

Nonconvertible
bonds  66.8%
Convertible bonds,
preferred stocks 16.6%
Common stocks 8.3%
Short-term
investments 7.1%
Other investments 1.2%
* FOREIGN
INVESTMENTS 7.5%

Row: 1, Col: 1, Value: 66.8
Row: 1, Col: 2, Value: 16.6
Row: 1, Col: 3, Value: 8.300000000000001
Row: 1, Col: 4, Value: 7.1
Row: 1, Col: 5, Value: 1.2

AS OF OCTOBER 31, 1998 **

Nonconvertible
bonds  66.3%
Convertible bonds,
preferred stocks 19.7%
Common stocks 4.6%
Short-term
investments 9.1%
Other Investments 0.3%
**FOREIGN
INVESTMENTS 5.5%

Row: 1, Col: 1, Value: 66.3
Row: 1, Col: 2, Value: 19.7
Row: 1, Col: 3, Value: 4.6
Row: 1, Col: 4, Value: 9.1
Row: 1, Col: 5, Value: 0.3



INVESTMENTS APRIL 30, 1999

Showing Percentage of Total Value of Investment in Securities



CORPORATE BONDS - 67.2%

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.4%

MEDIA & LEISURE - 0.1%

BROADCASTING - 0.1%

NTL, Inc. 7% 12/15/08 (c)         Caa1        $ 2,000                                   $ 2,880

RETAIL & WHOLESALE - 0.0%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Sunglass Hut International,       B3           500                                       403
Inc. 5.25% 6/15/03

UTILITIES - 0.3%

CELLULAR - 0.2%

Rogers Communications, Inc.       B2           6,000                                     4,590
2% 11/26/05

TELEPHONE SERVICES - 0.1%

TeleWest Communications PLC       B1     GBP   1,300                                     2,199
5.25% 2/19/07 (c)

TOTAL UTILITIES                                                                          6,789

TOTAL CONVERTIBLE BONDS                                                                  10,072

NONCONVERTIBLE BONDS - 66.8%

AEROSPACE & DEFENSE - 0.2%

K & F Industries, Inc. 9.25%      B3           6,000                                     6,195
10/15/07

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.3%

General Chemical Industrial       B3           2,170                                     2,213
Products, Inc. 10.625%
5/1/09 (c)

Huntsman Corp. 9.5% 7/1/07 (c)    -            4,000                                     3,940

PCI Chemicals Canada, Inc.        B2           210                                       176
9.25% 10/15/07

Sterling Chemicals Holdings,      Caa1         4,000                                     1,840
Inc.  0% 8/15/08 (b)

                                                                                         8,169

PACKAGING & CONTAINERS - 0.2%

Huntsman Packaging Corp.          B3           2,050                                     2,081
9.125% 10/1/07

Packaging Corp. of America        B3           3,500                                     3,605
9.625% 4/1/09 (c)

                                                                                         5,686

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS - 0.2%

Container Corp. of America:

gtd. 9.75% 4/1/03                 B2          $ 500                                     $ 529

10.75% 5/1/02                     B2           3,420                                     3,651

Millar Western Forest             B3           1,000                                     928
Products Ltd.  9.875% 5/15/08

                                                                                         5,108

TOTAL BASIC INDUSTRIES                                                                   18,963

CONSTRUCTION & REAL ESTATE -
1.0%

BUILDING MATERIALS - 0.3%

American Standard Companies,      Ba3          7,177                                     7,186
Inc.  10.875% 5/15/99

CONSTRUCTION - 0.1%

NCI Building Systems, Inc.        B2           2,400                                     2,400
9.25% 5/1/09 (c)

REAL ESTATE - 0.3%

LNR Property Corp. 9.375%         B1           9,230                                     8,999
3/15/08

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Ocwen Asset Investment Corp.      -            10,320                                    8,978
11.5% 7/1/05

TOTAL CONSTRUCTION & REAL                                                                27,563
ESTATE

DURABLES - 0.1%

CONSUMER DURABLES - 0.1%

Corning Consumer Products Co.     B3           2,900                                     2,661
9.625% 5/1/08

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5%         B3           650                                       670
6/15/07

TOTAL DURABLES                                                                           3,331

ENERGY - 4.3%

COAL - 0.4%

P&L Coal Holdings Corp.           B2           10,245                                    10,629
9.625% 5/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

ENERGY SERVICES - 1.1%

Bayard Drilling Technologies,     B2          $ 19,950                                  $ 22,893
Inc.  11% 6/30/05

Grant Geophysical, Inc. 9.75%     B3           7,000                                     3,500
2/15/08

Northern Offshore ASA 10%         B3           4,000                                     1,680
5/15/05 (c)

                                                                                         28,073

OIL & GAS - 2.8%

Abraxas Petroleum Corp.           B3           9,000                                     9,180
12.875% 3/15/03 (c)

Belden & Blake Corp. 9.875%       B3           14,590                                    11,088
6/15/07

Canadian Forest Oil Ltd.          B2           1,000                                     973
8.75% 9/15/07

Chesapeake Energy Corp.:

7.875% 3/15/04                    B3           7,297                                     6,312

8.5% 3/15/12                      B3           3,020                                     2,416

9.125% 4/15/06                    B3           1,320                                     1,148

9.625% 5/1/05                     B3           6,320                                     5,751

Comstock Resources, Inc.          B2           1,610                                     1,646
11.25% 5/1/07 (c)

Gothic Production Corp.           B3           1,470                                     1,279
11.125% 5/1/05

Great Lakes Carbon Corp.:

0% 5/15/09 (b)                    Caa1         7,635                                     4,314

10.25% 5/15/08 pay-in-kind        B3           2,475                                     2,574

Hurricane Hydrocarbons Ltd.       Caa2         8,500                                     1,870
11.75% 11/1/04 (c)

Kelley Oil & Gas Corp. 14%        B3           6,000                                     6,000
4/15/03 (c)

Magnum Hunter Resources, Inc.     B2           8,000                                     7,280
10% 6/1/07

Nuevo Energy Co. 8.875% 6/1/08    B1           3,500                                     3,518

Petsec Energy, Inc. 9.5%          Ca           14,090                                    7,609
6/15/07

TransAmerican Refining Corp.      Ca           10,000                                    1,750
16% 6/30/03

                                                                                         74,708

TOTAL ENERGY                                                                             113,410

FINANCE - 6.1%

CREDIT & OTHER FINANCE - 5.7%

Abraxas Petroleum                 B2           10,000                                    5,800
Corp./Canadian Abraxas 11.5%
11/1/04

AmeriCredit Corp. 9.875%          Ba1          12,500                                    12,750
4/15/06 (c)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

AMRESCO, Inc. 9.875% 3/15/05      Caa3        $ 37,085                                  $ 30,966

Arcadia Financial Ltd. 11.5%      B2           10,995                                    8,796
3/15/07

ContiFinancial Corp.:

7.5% 3/15/02                      B3           20,523                                    16,418

8.125% 4/1/08                     B3           5,780                                     4,335

8.375% 8/15/03                    B3           44,000                                    35,200

Delta Financial Corp. 9.5%        B3           7,110                                     5,795
8/1/04

Denbury Management, Inc. 9%       B3           990                                       881
3/1/08

Grove Investors LLC/Grove         -            5,568                                     3,478
Investors Capital 14.5%
5/1/10 (c)

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1          1,590                                     1,224

7.6% 8/1/07                       Ba1          870                                       618

7.875% 8/1/03                     Ba1          2,960                                     2,190

Metris Companies, Inc. 10%        Ba3          5,000                                     5,125
11/1/04

Ocwen Capital Trust 10.875%       B2           6,650                                     5,121
8/1/27

Olympic Financial Ltd. 11.5%      B2           14,970                                    12,126
3/15/07

                                                                                         150,823

INSURANCE - 0.2%

American Financial Group          Baa3         5,000                                     5,000
9.75% 8/1/99

SAVINGS & LOANS - 0.2%

Western Financial Bank 8.875%     B2           7,000                                     5,390
8/1/07

TOTAL FINANCE                                                                            161,213

HEALTH - 1.4%

DRUGS & PHARMACEUTICALS - 0.2%

Global Health Sciences, Inc.      Caa1         6,755                                     4,391
11% 5/1/08

MEDICAL EQUIPMENT & SUPPLIES
- 0.2%

PharMerica, Inc. 8.375% 4/1/08    B2           5,500                                     5,858

MEDICAL FACILITIES MANAGEMENT
- 1.0%

Fountain View, Inc. 11.25%        Caa1         9,350                                     7,784
4/15/08

Harborside Healthcare Corp.       B3           11,295                                    4,857
0% 8/1/08 (b)

Integrated Health Services,
Inc.:

9.25% 1/15/08                     B2           8,000                                     5,360

9.5% 9/15/07                      B2           2,640                                     1,848

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Mariner Post-Acute Network,       B3          $ 9,000                                   $ 4,050
Inc.  9.5% 11/1/07

Triad Hospitals Holdings,         B3           3,000                                     3,000
Inc. 11% 5/15/09 (c)

                                                                                         26,899

TOTAL HEALTH                                                                             37,148

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.5%

ELECTRICAL EQUIPMENT - 1.5%

Loral Space & Communications      B1           40,050                                    38,248
Ltd.  9.5% 1/15/06 (c)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Thermadyne Holdings Corp. 0%      Caa1         15,130                                    7,792
6/1/08 (b)

Thermadyne Manufacturing LLC      B3           17,440                                    16,568
9.875% 6/1/08

                                                                                         24,360

POLLUTION CONTROL - 0.1%

IT Group, Inc. (The) 11.25%       B3           2,070                                     2,101
4/1/09 (c)

TOTAL INDUSTRIAL MACHINERY &                                                             64,709
EQUIPMENT

MEDIA & LEISURE - 20.4%

BROADCASTING - 18.0%

ACME Television LLC/ACME          B3           9,810                                     8,486
Financial Corp. 0% 9/30/04
(b)

Adelphia Communications Corp.:

7.5% 1/15/04 (c)                  B1           13,000                                    12,870

7.75% 1/15/09 (c)                 B1           11,620                                    11,504

8.375% 2/1/08                     B1           7,500                                     7,631

9.25% 10/1/02                     B1           3,600                                     3,753

9.875% 3/1/07                     B1           20,890                                    22,875

Ascent Entertainment Group,       B3           9,870                                     7,008
Inc.  0% 12/15/04 (b)

CD Radio, Inc. 0% 12/1/07 (b)     Caa1         4,000                                     2,080

Century Communications Corp.      Ba3          27,130                                    12,887
0% 1/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Charter Communications            B2          $ 6,000                                   $ 6,120
Holdings LLC/Charter
Communications Holdings
Capital Corp. 8.625% 4/1/09
(c)

Citadel Broadcasting Co.:

9.25% 11/15/08                    B3           3,820                                     4,116

10.25% 7/1/07                     B3           2,100                                     2,323

Classic Cable, Inc. 9.875%        B3           1,430                                     1,530
8/1/08 (c)

Classic Communications, Inc.      Caa1         5,520                                     3,754
0% 8/1/09 unit (b)(c)

Comcast UK Cable Partners         B2           13,180                                    12,192
Ltd. 0% 11/15/07 (b)

Diamond Cable Communications      B3           20,600                                    18,540
PLC yankee 0% 12/15/05 (b)

EchoStar DBS Corp.:

9.25% 2/1/06 (c)                  B2           12,500                                    13,063

9.375% 2/1/09 (c)                 B2           89,625                                    93,658

Falcon Holding Group
LP/Falcon  Funding Corp.:

0% 4/15/10 (b)                    B2           11,900                                    8,509

8.375% 4/15/10                    B2           3,515                                     3,568

FrontierVision Holdings           Caa1         1,974                                     1,737
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (b)

FrontierVision Holdings           Caa1         2,500                                     2,200
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(b)(c)

Golden Sky DBS, Inc. 0%           Caa1         19,930                                    11,908
3/1/07 (b)(c)

Golden Sky Systems, Inc.          B3           8,040                                     9,045
12.875% 8/1/06

International Cabletel, Inc.:

Series A, 0% 4/15/05 (b)          B3           9,168                                     8,801

0% 2/1/06 (b)                     B3           17,030                                    15,497

Lenfest Communications, Inc.      B2           3,210                                     3,338
8.25% 2/15/08

LIN Holdings Corp. 0% 3/1/08      B3           5,000                                     3,475
(b)

NTL, Inc.:

0% 4/1/08 (b)                     B3           30,140                                    21,173

0% 10/1/08 (b)(c)                 B3           17,500                                    12,250

10% 2/15/07                       B3           1,520                                     1,634

11.5% 10/1/08 (c)                 B3           10,925                                    12,455

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Olympus Communications            B1          $ 4,420                                   $ 4,928
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.:

9.625% 10/15/05                   B3           3,000                                     3,113

9.75% 12/1/06                     B3           3,050                                     3,172

Renaissance Media Group           B3           3,980                                     2,806
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (b)

Satelites Mexicanos SA de CV:

8.75% 6/30/04 (c)(d)              B1           24,430                                    23,209

10.125% 11/1/04                   B3           44,695                                    38,438

Spectrasite Holdings, Inc. 0%     -            5,710                                     3,355
4/15/09 (b)(c)

Telemundo Holdings, Inc. 0%       Caa1         6,000                                     3,210
8/15/08 (b)

Telewest PLC:

yankee 9.625% 10/1/06             B1           1,410                                     1,484

0% 10/1/07 (b)                    B1           31,000                                    27,590

United International              B3           7,380                                     5,000
Holdings, Inc.  0% 2/15/08
(b)

                                                                                         476,285

ENTERTAINMENT - 0.7%

Alliance Gaming Corp. 10%         B3           11,250                                    8,775
8/1/07

Jazz Casino Co. LLC 5.867%        -            13,907                                    8,354
11/15/09  pay-in-kind (d)

                                                                                         17,129

LEISURE DURABLES & TOYS - 0.2%

Marvel Enterprises, Inc. 12%      -            5,000                                     5,138
6/15/09 (c)

LODGING & GAMING - 0.9%

Aztar Corp. 8.875% 5/15/07 (c)    B1           4,000                                     4,015

Circus Circus Enterprises,        Ba2          1,160                                     1,090
Inc.  7.625% 7/15/13

Florida Panthers Holdings,        B2           5,000                                     5,025
Inc.  9.875% 4/15/09 (c)

Players International, Inc.       Ba3          2,000                                     2,130
10.875% 4/15/05

Resort at Summerlin LP            Caa1         12,666                                    10,904
(The)/Resort at Summerlin,
Inc. (The) 13% 12/15/07
pay-in-kind

                                                                                         23,164

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.0%

Maxwell Communication Corp.       -      CHF   5                                        $ -
PLC euro  5% 6/16/99 (j)

RESTAURANTS - 0.6%

CKE Restaurants, Inc. 9.125%      B1           16,500                                    16,253
5/1/09 (c)

TOTAL MEDIA & LEISURE                                                                    537,969

NONDURABLES - 2.0%

AGRICULTURE - 0.1%

Purina Mills, Inc. 9% 3/15/10     Caa1         4,000                                     3,360

FOODS - 0.1%

Del Monte Foods Co. 0%            Caa2         1,554                                     1,185
12/15/07 (b)

HOUSEHOLD PRODUCTS - 1.6%

AKI, Inc. 10.5% 7/1/08            B2           4,870                                     4,797

Carson, Inc. 10.375% 11/1/07      B3           4,725                                     3,804

Jafra Cosmetics                   Caa1         8,000                                     6,960
International, Inc./Jafra
Companies SA 11.75% 5/1/08

Revlon Consumer Products Corp.:

8.125% 2/1/06                     B2           3,080                                     3,026

8.625% 2/1/08                     B3           6,840                                     6,566

9% 11/1/06                        B2           6,825                                     6,910

9.5% 6/1/99                       B2           9,847                                     9,859

                                                                                         41,922

TOBACCO - 0.2%

BGLS, Inc. 15.75% 1/31/01         -            5,459                                     5,295
pay-in-kind

TOTAL NONDURABLES                                                                        51,762

RETAIL & WHOLESALE - 4.5%

GENERAL MERCHANDISE STORES -
0.1%

Ames Department Stores, Inc.      B2           2,000                                     1,980
10% 4/15/06 (c)

GROCERY STORES - 4.3%

Pathmark Stores, Inc.:

0% 11/1/03 (b)                    Caa2         5,000                                     5,000

9.625% 5/1/03                     Caa1         58,480                                    60,234

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - CONTINUED
Pathmark Stores, Inc.: -
continued

11.625% 6/15/02                   Caa2        $ 36,805                                  $ 37,909

12.625% 6/15/02                   Caa2         9,440                                     9,723

Pueblo Xtra International,
Inc.:

9.5% 8/1/03                       B3           1,130                                     1,119

Series C, 9.5% 8/1/03             B3           1,150                                     1,139

                                                                                         115,124

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

MTS, Inc. 9.375% 5/1/05           B2           2,630                                     2,406

TOTAL RETAIL & WHOLESALE                                                                 119,510

SERVICES - 0.4%

PRINTING - 0.2%

Premier Graphics, Inc. 11.5%      B3           5,500                                     5,445
12/1/05 (c)

SERVICES - 0.2%

Borg-Warner Security Corp.        B3           3,630                                     3,775
9.625% 3/15/07

TOTAL SERVICES                                                                           9,220

TECHNOLOGY - 1.1%

COMPUTER SERVICES & SOFTWARE
- 0.7%

Amazon.com, Inc. 0% 5/1/08 (b)    Caa2         13,570                                    9,804

Concentric Network Corp.          -            1,050                                     1,181
12.75% 12/15/07

Federal Data Corp. 10.125%        B3           2,500                                     2,463
8/1/05

Verio, Inc. 11.25% 12/1/08 (c)    B3           5,000                                     5,550

                                                                                         18,998

ELECTRONICS - 0.4%

Fairchild Semiconductor Corp.     B3           6,300                                     6,442
 10.375% 10/1/07 (c)

Micron Technology, Inc. 6.5%      B3           4,000                                     3,200
9/30/05 (e)

                                                                                         9,642

TOTAL TECHNOLOGY                                                                         28,640

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - 2.2%

AIR TRANSPORTATION - 1.3%

Amtran, Inc. 9.625% 12/15/05      B2          $ 3,000                                   $ 3,023

US Air, Inc. 9.625% 2/1/01        B1           30,007                                    30,682

                                                                                         33,705

RAILROADS - 0.8%

Transtar Holdings LP/Transtar     B-           22,113                                    21,920
Capital Corp. 0% 12/15/03 (b)

SHIPPING - 0.1%

Holt Group, Inc. 9.75%            Caa1         3,000                                     1,980
1/15/06 (c)

TOTAL TRANSPORTATION                                                                     57,605

UTILITIES - 19.9%

CELLULAR - 6.5%

Globalstar LP/Globalstar
Capital Corp.:

10.75% 11/1/04                    Caa1         5,000                                     3,350

11.25% 6/15/04                    Caa1         7,000                                     4,760

11.375% 2/15/04                   Caa1         15,500                                    10,695

11.5% 6/1/05                      Caa1         20,500                                    14,350

ICO Global Communications         CCC+         5,000                                     3,200
Holdings Ltd. 15% 8/1/05 unit

McCaw International Ltd. 0%       Caa1         55,640                                    36,722
4/15/07 (b)

Nextel Communications, Inc.:

0% 9/15/07 (b)                    B2           5,564                                     4,340

0% 10/31/07 (b)                   B2           5,500                                     4,208

0% 2/15/08 (b)                    B2           16,200                                    12,272

9.75% 8/15/04                     B2           2,000                                     2,078

12% 11/1/08 (c)                   B2           12,000                                    14,160

Nextel International, Inc. 0%     Caa1         32,220                                    18,124
4/15/08 (b)

Nextel Partners, Inc. 14%         B3           8,000                                     5,060
2/1/09 (c)

Orbital Imaging Corp.:

11.625% 3/1/05                    -            10,380                                    9,913

11.625% 3/1/05 (c)                -            3,380                                     3,228

Orion Network Systems, Inc.       B1           3,970                                     3,652
11.25% 1/15/07

Rogers Communications, Inc.       B2           10,370                                    10,837
8.875% 7/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Teligent, Inc.:

0% 3/1/08 (b)                     Caa1        $ 8,000                                   $ 4,640

11.5% 12/1/07                     Caa1         7,250                                     7,250

                                                                                         172,839

ELECTRIC UTILITY - 2.0%

Niagara Mohawk Power Corp.:

7% 10/1/00                        Ba2          36,500                                    36,865

7.125% 7/1/01                     Ba2          15,600                                    15,811

7.75% 10/1/08                     Ba2          1,270                                     1,334

                                                                                         54,010

TELEPHONE SERVICES - 11.4%

Allegiance Telecom, Inc.:

0% 2/15/08 (b)                    -            10,000                                    6,650

12.875% 5/15/08                   -            6,320                                     7,157

Covad Communications Group,       B3           4,680                                     2,761
Inc.  0% 3/15/08 (b)

DTI Holdings, Inc. 0% 3/1/08      -            16,950                                    6,611
(b)

Firstworld Communications,        -            16,650                                    8,492
Inc.  0% 4/15/08 (b)

GST Network Funding, Inc. 0%      -            4,410                                     2,701
5/1/08 (b)(c)

GST Equipment Funding, Inc.       -            7,950                                     8,745
13.25% 5/1/07

GST Telecommunications, Inc.      -            1,940                                     2,105
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (b)     -            6,190                                     5,138

ICG Services, Inc.:

0% 2/15/08 (b)                    -            20,335                                    12,760

0% 5/1/08 (b)                     -            20,000                                    12,250

Intermedia Communications,
Inc.:

0% 7/15/07 (b)                    B2           14,286                                    10,857

0% 3/1/09 (b)(c)                  B3           7,000                                     4,410

8.6% 6/1/08                       B2           15,000                                    15,000

IXC Communications, Inc. 9%       B3           44,430                                    44,430
4/15/08

KMC Telecom Holdings, Inc. 0%     -            2,500                                     1,400
2/15/08 (b)

Level 3 Communications, Inc.:

0% 12/1/08 (b)(c)                 B3           15,000                                    9,638

9.125% 5/1/08                     B3           15,000                                    15,300

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Logix Communications              -           $ 2,415                                   $ 2,367
Enterprises, Inc. 12.25%
6/15/08

McLeodUSA, Inc.:

0% 3/1/07 (b)                     B2           26,690                                    21,485

8.125% 2/15/09 (c)                B2           3,330                                     3,297

8.375% 3/15/08                    B2           7,000                                     7,018

9.25% 7/15/07                     B2           9,640                                     10,050

9.5% 11/1/08                      B2           9,070                                     9,705

MetroNet Communications Corp.     B3           10,000                                    7,775
 0% 6/15/08 (b)

NEXTLINK Communications, Inc.:

0% 4/15/08 (b)                    B3           10,000                                    6,450

9.625% 10/1/07                    B3           10,000                                    10,100

Rhythms NetConnections, Inc.:

0% 5/15/08 (b)                    -            3,390                                     1,915

12.75% 4/15/09 (c)                -            9,990                                     9,940

Source Media, Inc. 12% 11/1/04    B3           2,000                                     1,560

TeleWest Communications PLC       B1           4,090                                     2,791
0% 4/15/09 (b)(c)

Versatel Telecom BV 13.25%        -            3,140                                     3,391
5/15/08

Viatel, Inc. 11.5% 3/15/09 (c)    Caa1         4,500                                     4,725

WinStar Communications, Inc.:

0% 3/15/08 (b)                    CCC          8,000                                     6,800

10% 3/15/08                       CCC          16,220                                    14,111

                                                                                         299,885

TOTAL UTILITIES                                                                          526,734

TOTAL NONCONVERTIBLE BONDS                                                               1,763,972

TOTAL CORPORATE BONDS                                                                    1,774,044
(Cost $1,782,626)

U.S. TREASURY OBLIGATIONS -
0.2%

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL  AMOUNT (000S) (G)              VALUE (NOTE 1) (000S)

U.S. Treasury Bond 5.25%          Aaa         $ 5,000                                   $ 4,694
2/15/29 (Cost $4,729)

COMMERCIAL MORTGAGE
SECURITIES - 1.0%



Commercial Mortgage               BB+          4,500                                     2,790
Acceptance Corp. pass
through certificates Series
1998-C2 Class F, 7.2837%
5/15/13 (c)(d)

First Chicago/Lennar Trust I      -            9,200                                     6,797
Series 1997-CHL1 Class E,
8.0531% 4/1/39 (d)

Mortgage Capital Funding,
Inc. Series 1998-MC3:

Class E, 0% 11/18/31 (d)          Baa3         3,000                                     2,666

Class F, 0% 11/18/31 (c)(d)       Ba1          3,000                                     2,472

Nationslink Funding Corp.         BB           4,500                                     3,427
Commercial Mortgage pass
through certificates Series
1998-2 Class F, 7.105%
1/20/13

Nomura Depositor Trust Series     -            3,398                                     3,010
1998-ST1A Class B1A, 7.6763%
1/15/03 (c)(d)

Structured Asset Securities       -            5,344                                     4,186
Corp. Series 1995 C1 Class
F, 7.375% 9/25/24 (c)

TOTAL COMMERCIAL MORTGAGE                                                                25,348
SECURITIES
(Cost $25,847)



COMMON STOCKS - 8.3%

                                 SHARES

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.1%

Georgia Gulf Corp.                57,900                               923

Sterling Chemicals Holdings,      6,690                                134
Inc. warrants 8/15/08 (a)

Trivest 1992 Special Fund         11.4                                 1,306
Ltd. (a)(i)

                                                                       2,363

METALS & MINING - 0.0%

Camphor Ventures, Inc. (a)        356,400                              142

PACKAGING & CONTAINERS - 0.0%

Gaylord Container Corp. Class     50,000                               419
A (a)

TOTAL BASIC INDUSTRIES                                                 2,924

COMMON STOCKS - CONTINUED

                                 SHARES                               VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Swerdlow Real Estate Group,
Inc.:

Class A (e)                       79,800                              $ 11

Class B (e)                       19,817                               3

                                                                       14

DURABLES - 0.6%

TEXTILES & APPAREL - 0.6%

Arena Brands Holdings Corp.       659,302                              16,483
Class B

ENERGY - 0.3%

ENERGY SERVICES - 0.1%

Nabors Industries, Inc. (a)       43,750                               900

UTI Energy Corp. (a)              10,000                               134

                                                                       1,034

OIL & GAS - 0.2%

Chesapeake Energy Corp.           112,000                              259

Nuevo Energy Co. (a)              323,900                              5,142

TransAmerican Refining Corp.      10,000                               -
warrants 6/30/03 (a)(c)

XCL Ltd. unit (a)(c)              10,000                               485

                                                                       5,886

TOTAL ENERGY                                                           6,920

FINANCE - 0.6%

CREDIT & OTHER FINANCE - 0.6%

AMRESCO, Inc.                     765,000                              4,973

Arcadia Financial Ltd. (a)        632,800                              4,311

ContiFinancial Corp. (a)          1,069,300                            6,549

Olympic Financial Ltd.            14,870                               15
warrants 3/15/07 (a)

                                                                       15,848

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.3%

Ampex Corp. Class A (a)           1,701,498                            7,763

COMMON STOCKS - CONTINUED

                                 SHARES                               VALUE (NOTE 1) (000S)

MEDIA & LEISURE - 5.6%

BROADCASTING - 4.2%

CD Radio, Inc. (a)                15,500                              $ 380

EchoStar Communications Corp.     1,094,423                            109,770
Class A  (a)(h)

UIH Australia/Pacific, Inc.       7,450                                7
warrants 5/15/06 (a)

                                                                       110,157

ENTERTAINMENT - 0.2%

Alliance Gaming Corp. (a)(h)      976,850                              4,762

Alliance Gaming Corp. (a)(e)      6,762                                26

                                                                       4,788

LODGING & GAMING - 1.2%

Resort at Summerlin L.P.          11,000                               -
warrants 12/15/07 (a)(c)

Station Casinos, Inc. (a)(h)      1,922,500                            31,601

                                                                       31,601

RESTAURANTS - 0.0%

CKE Restaurants, Inc.             77,200                               1,264

TOTAL MEDIA & LEISURE                                                  147,810

NONDURABLES - 0.0%

BEVERAGES - 0.0%

Stroh Brewery Co. warrants        25,067                               90
7/1/01 (a)

PRECIOUS METALS - 0.1%

Mountain Province Mining,         1,826,500                            3,259
Inc. (a)

TECHNOLOGY - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%

Globalstar Telecommunications     10,000                               500
Ltd. warrants 2/15/04 (a)(c)

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

CHC Helicopter Corp. Class A      108,320                              -
warrants 12/15/00 (a)

UTILITIES - 0.7%

CELLULAR - 0.1%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        10,000                               75
 .47) (a)

warrants 1/15/07 (CV ratio        5,000                                48
 .6) (a)

McCaw International Ltd.          55,220                               138
warrants 4/15/07 (a)(c)

COMMON STOCKS - CONTINUED

                                 SHARES                               VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Orbital Imaging Corp.             10,380                              $ 311
warrants 3/1/05 (a)(c)

Price Communications Corp.        17,200                               1,305
warrants 8/1/07 (a)(e)

                                                                       1,877

TELEPHONE SERVICES - 0.6%

Covad Communications Group,       7,210                                9,315
Inc. warrants 3/15/08 (a)(c)

DTI Holdings, Inc. warrants       84,750                               1
3/1/08 (a)(c)

Firstworld Communications,        16,650                               833
Inc. warrants 4/15/08 (a)(c)

Hyperion Telecommunications,      12,120                               152
Inc. Class A

Intermedia Communications,        3,510                                102
Inc. (a)(c)

KMC Telecom Holdings, Inc.        2,500                                6
warrants 4/15/08 (a)(c)

Rhythms NetConnections, Inc.      21,560                               4,841
warrants 5/15/08 (a)(c)

TeleWest Communications PLC       15,000                               698
sponsored ADR (a)

Versatel Telecom BV warrants      3,140                                220
5/15/08 (a)(c)

                                                                       16,168

TOTAL UTILITIES                                                        18,045

TOTAL COMMON STOCKS                                                    219,656
(Cost $145,134)

PREFERRED STOCKS - 16.2%



CONVERTIBLE PREFERRED STOCKS
- 1.2%

ENERGY - 0.6%

OIL & GAS - 0.6%

Chesapeake Energy Corp.:

$3.50 (c)                         225,000                              5,063

$3.50                             451,900                              10,168

XCL Ltd. Series A, $9.50          1,978                                76
pay-in-kind (a)

                                                                       15,307

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.3%

EchoStar Communications Corp.     34,000                               6,970
$3.375 (a)

PREFERRED STOCKS - CONTINUED

                                 SHARES                               VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.1%

Station Casinos, Inc. $3.50       60,700                              $ 3,430

TOTAL MEDIA & LEISURE                                                  10,400

TECHNOLOGY - 0.2%

COMMUNICATIONS EQUIPMENT - 0.2%

Globalstar Telecommunications     100,000                              5,138
Ltd. $10.625 (a)(c)

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

IXC Communications, Inc.          46,400                               1,792
$3.375 (c)

TOTAL CONVERTIBLE PREFERRED                                            32,637
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 15.0%

BASIC INDUSTRIES - 0.1%

PACKAGING & CONTAINERS - 0.1%

Packaging Corp. of America        18,840                               1,959
$12.375 pay-in-kind (a)(c)

PAPER & FOREST PRODUCTS - 0.0%

SD Warren Co. 14.00%              27,816                               1,460
pay-in-kind (a)

TOTAL BASIC INDUSTRIES                                                 3,419

CONSTRUCTION & REAL ESTATE -
0.4%

REAL ESTATE INVESTMENT TRUSTS
- 0.4%

Crown America Realty Trust        40,400                               1,889
Series A, $5.50

Swerdlow Real Estate Group,
Inc.:

junior (e)                        19,817                               3

mezzanine (e)                     79,800                               79

senior (e)                        79,800                               7,619

                                                                       9,590

FINANCE - 0.7%

INSURANCE - 0.7%

American Annuity Group            18,557                               19,433
Capital Trust II 8.875%

PREFERRED STOCKS - CONTINUED

                                 SHARES                               VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

ELECTRICAL EQUIPMENT - 0.4%

Ampex Corp. 8% non-cumulative     7,494                               $ 11,691

MEDIA & LEISURE - 5.0%

BROADCASTING - 5.0%

Adelphia Communications Corp.     197,855                              22,654
$13.00

Citadel Broadcasting Co.          48,756                               5,887
Series B, 13.25% pay-in-kind
(a)

CSC Holdings, Inc.:

11.125% pay-in-kind               662,929                              77,231

Series H, 11.75% pay-in-kind      71,902                               8,341
(a)

Granite Broadcasting Corp.        10,797                               11,121
12.75% pay-in-kind (a)

NTL, Inc. 13% pay-in-kind (a)     6,075                                6,880

                                                                       132,114

RETAIL & WHOLESALE - 0.7%

GROCERY STORES - 0.7%

Supermarkets General Holdings     512,993                              18,596
Corp. $3.52 pay-in-kind (a)

TECHNOLOGY - 0.5%

COMPUTER SERVICES & SOFTWARE
- 0.5%

Concentric Network Corp.          11,342                               12,193
13.5% pay-in-kind (a)

UTILITIES - 7.2%

CELLULAR - 4.9%

Nextel Communications, Inc.:

11.125% pay-in-kind               83,249                               91,574

Series D, 13% pay-in-kind (a)     33,041                               37,667

                                                                       129,241

TELEPHONE SERVICES - 2.3%

e.spire Communications, Inc.      5,105                                2,706
$,127.50 pay-in-kind

Hyperion Telecommunication,       4,304                                4,046
Inc. 12.875% pay-in-kind

ICG Holdings, Inc. 14%            2,632                                2,790
pay-in-kind (a)

Intermedia Communications,        16,314                               17,538
Inc. 13.5% pay-in-kind (a)

IXC Communications, Inc.          14,242                               14,028
12.5% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                               VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

NEXTLINK Communications, Inc.     255,169                             $ 14,034
14% pay-in-kind (a)

WinStar Communications, Inc.      6,000                                4,500
14.25% (a)

                                                                       59,642

TOTAL UTILITIES                                                        188,883

TOTAL NONCONVERTIBLE                                                   395,919
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                                 428,556
(Cost $389,948)

CASH EQUIVALENTS - 7.1%

                                 MATURITY AMOUNT (000S)

Investments in repurchase        $ 188,788                             188,711
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.89%,
dated 4/30/99 due 5/3/99
(Cost $188,711)

TOTAL INVESTMENT IN                                                  $ 2,641,009
SECURITIES - 100%
(Cost $2,536,995)


CURRENCY ABBREVIATIONS

CHF                     -   Swiss franc

GBP                     -   British pound

LEGEND

(a) Non-income producing

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $460,006,000 or 17.8% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

                               ACQUISITION  ACQUISITION
SECURITY                       DATE COST   (000S)
Alliance Gaming   Corp.        7/28/98      $ 3

Micron   Technology, Inc.      3/3/99       $ 3,096
6.5% 9/30/05

Price   Communications  Corp.  9/19/97      $ 166
warrants  8/1/07

Swerdlow Real   Estate Group,  1/15/99      $ 11
 Inc. Class A

Swerdlow Real   Estate Group,  1/15/99      $ 3
  Inc. Class B

Swerdlow Real   Estate Group,  1/15/99      $ 3
  Inc. junior

Swerdlow Real   Estate Group,  1/15/99      $ 79
  Inc. mezzanine

Swerdlow Real   Estate Group,  1/15/99      $ 7,619
  Inc. senior

(f) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(g) Principal amount is stated in United States dollars unless otherwise noted.

(h) Affiliated company

(i) Share amount represents number of units held.

(j) Non-income producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS        S&P RATINGS

Aaa, Aa, A    0.2%     AAA, AA, A    0.2%

Baa           0.3%     BBB           1.3%

Ba            3.9%     BB            4.3%

B             42.9%    B             41.1%

Caa           13.1%    CCC           13.4%

Ca, C         0.4%     CC, C         0.1%

                       D             0.0%

The percentage not rated by Moody's or S&P amounted to 5.8%. FMR has determined that unrated debt securities that are lower quality account for 5.8% of the total value of investment in securities.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost
of investment securities for income tax purposes was $2,540,105,000. Net unrealized appreciation aggregated $100,904,000, of which $236,093,000 related to appreciated investment securities and $135,189,000 related to depreciated investment securities.

The fund hereby designates approximately $67,067,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund intends to elect to defer to its fiscal year ending April 30, 2000 approximately $20,247,000 of losses recognized during the period November 1, 1998 to April 30, 1999.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                     APRIL 30, 1999

ASSETS

Investment in securities, at             $ 2,641,009
value (including repurchase
agreements of $188,711)
(cost $2,536,995) -  See
accompanying schedule

Cash                                      386

Receivable for investments                33,944
sold

Receivable for fund shares                3,046
sold

Dividends receivable                      29

Interest receivable                       37,195

Redemption fees receivable                1

Other receivables                         3,014

 TOTAL ASSETS                             2,718,624

LIABILITIES

Payable for investments        $ 31,865
purchased

Payable for fund shares         2,383
redeemed

Distributions payable           1,804

Accrued management fee          1,212

Other payables and accrued      1,686
expenses

Collateral on securities        90,888
loaned, at value

 TOTAL LIABILITIES                        129,838

NET ASSETS                               $ 2,588,786

Net Assets consist of:

Paid in capital                          $ 2,462,413

Undistributed net investment              16,693
income

Accumulated undistributed net             5,666
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               104,014
(depreciation) on investments

NET ASSETS, for 251,629                  $ 2,588,786
shares outstanding

NET ASSET VALUE, offering                 $10.29
price and redemption price
per share ($2,588,786
(divided by) 251,629 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS           YEAR
                               ENDED APRIL 30, 1999

INVESTMENT INCOME                          $ 44,759
Dividends

Interest (including income on               174,947
securities loaned of $352)

 TOTAL INCOME                               219,706

EXPENSES

Management fee                   $ 13,268

Transfer agent fees               4,232

Accounting and security           801
lending fees

Non-interested trustees'          6
compensation

Custodian fees and expenses       67

Registration fees                 60

Audit                             106

Legal                             126

Miscellaneous                     6

 Total expenses before            18,672
reductions

 Expense reductions               (156)     18,516

NET INVESTMENT INCOME                       201,190

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            77,911
(including realized gain of
$16,427 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    29        77,940

Change in net unrealized                    (66,576)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             11,364

NET INCREASE (DECREASE) IN                 $ 212,554
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED APRIL 30, 1999  YEAR ENDED APRIL 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 201,190                  $ 155,011
income

 Net realized gain (loss)         77,940                     149,275

 Change in net unrealized         (66,576)                   151,434
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       212,554                    455,720
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (226,215)                  (152,717)
From net investment income

 From net realized gain           (59,914)                   -

 TOTAL DISTRIBUTIONS              (286,129)                  (152,717)

Share transactions Net            532,835                    411,837
proceeds from sales of shares

 Reinvestment of distributions    254,844                    136,080

 Cost of shares redeemed          (482,045)                  (537,020)

 NET INCREASE (DECREASE) IN       305,634                    10,897
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

 Redemption fees                  1,218                      768

  TOTAL INCREASE (DECREASE)       233,277                    314,668
IN NET ASSETS

NET ASSETS

 Beginning of period              2,355,509                  2,040,841

 End of period (including        $ 2,588,786                $ 2,355,509
undistributed net investment
income of $16,693 and
$36,867, respectively)

OTHER INFORMATION
Shares

 Sold                             54,606                     40,637

 Issued in reinvestment of        26,328                     13,717
distributions

 Redeemed                         (49,807)                   (53,883)

 Net increase (decrease)          31,127                     471


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            1999       1998      1997     1996     1995



SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.680   $ 9.280   $ 9.340  $ 9.170  $ 9.590
of period

Income from Investment            .863 B     .721 B    .605 B   .902     .814
Operations Net investment
income

Net realized and unrealized       (.024) C   1.385     .093     .119     (.427)
gain (loss)

Total from investment             .839       2.106     .698     1.021    .387
operations

Less Distributions

From net investment income        (.974)     (.710)    (.762)   (.724)   (.617)

In excess of net investment       -          -         -        (.133)   (.202)
income

From net realized gain            (.260)     -         -        -        -

Total distributions               (1.234)    (.710)    (.762)   (.857)   (.819)

Redemption fees added to paid     .005       .004      .004     .006     .012
 in capital

Net asset value, end of period   $ 10.290   $ 10.680  $ 9.280  $ 9.340  $ 9.170

TOTAL RETURN A                    9.34%      23.59%    7.88%    11.72%   4.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,589    $ 2,356   $ 2,041  $ 2,270  $ 2,256
(in millions)

Ratio of expenses to average      .82%       .83%      .87%     .98%     .96%
net assets

Ratio of expenses to average      .81% D     .82% D    .86% D   .98%     .96%
net assets after expense
reductions

Ratio of net investment           8.84%      7.23%     6.53%    8.03%    7.38%
income to average net assets

Portfolio turnover rate           125%       179%      309%     119%     78%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, partnerships, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 365 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $12,246,000 or 0.5% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, there were no investments in loans or other direct debt instruments.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,735,347,000 and $2,587,194,000, respectively, of which U.S. government and government agency obligations aggregated
$119,930,000 and $97,276,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $45,000 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end, the value of the securities loaned amounted to $86,830,000. The fund received cash collateral of $90,888,000.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $132,000 under this arrangement.

6. EXPENSE REDUCTIONS - CONTINUED

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,000 and $21,000, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS AFFILIATE      PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Alliance Gaming Corp.               $ 6,273            $ 3             $ -                  $ 4,762

EchoStar Communications Corp.        21,344             9,849           -                    109,770
  Class A

El Paso Electric Co.                 672                6,815           -                    -

Lamonts Apparel, Inc. Class A        -                  12,021          -                    -

Station Casinos, Inc.                2,413              932             -                    31,601

Thermadyne Holdings Corp.            -                  -               -                    -

TOTALS                              $ 30,702           $ 29,620        $ -                  $ 146,133


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 11, 1999

DISTRIBUTIONS


The Board of Trustees of Fidelity Capital & Income Fund voted to pay on June 7, 1999, to shareholders of record at the opening of business on June 4, 1999, a distribution of $.09 per share derived from capital gains realized from sales of portfolio securities.

A total of 21% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart Grenier, Vice President
David Glancy, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

CAI-ANN-0699  78214
1.703159.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Term Bond
Strategic Income
Target TimelineSM 1999, 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com